As filed with the Securities and Exchange Commission on November 1, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2021 – August 31, 2022

ITEM 1. REPORT TO STOCKHOLDERS.

Annual Report
August 31, 2022
MAI Managed Volatility Fund
Managed By MAI Capital Management, LLC

TABLE OF CONTENTS
IMPORTANT INFORMATION
The views expressed in this report are those of the MAI Managed Volatility Fund (the “Fund”) managers as of August 31, 2022, and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.
An investment in the Fund is subject to risk, including the possible loss of principal amount invested. The Fund may invest in securities issued by smaller and medium-sized companies, which typically involves greater risk than investing in larger, more established companies. Selling call options risk occurs if the Fund is required to sell an underlying security and forego gains if the market price exceeds the exercise price before the expiration date. Selling put options risk occurs if the Fund is required to buy an underlying security and forego gains if the market price is below the exercise price before the expiration date. Option risks include, but are not limited to, the possibility of an imperfect correlation between the movement in the options’ prices and that of the securities/indices hedged (or used for cover), which may render a given hedge unable to achieve its objective;
possible loss of the premium paid for options; and potential inability to benefit from the appreciation of an underlying security above the exercise price. ADRs (“American Depositary Receipt”) may be subject to international trade, currency, political, regulatory and diplomatic risks. The Fund is also subject to other risks, such as fixed-income securities risk, which are detailed in the Fund’s prospectus. Diversification does not assure a profit or protect against a loss in a declining market.
A put is an option contract giving the owner the right, but not the obligation, to sell a specified amount of an underlying asset at a set price within a specified time. A cash-secured put is a put for which the writer deposits an amount of cash equal to the option’s exercise price. A call is an option contract giving the owner the right (but not the obligation) to buy a specified amount of an underlying security at a specified price within a specified time. A covered call is an options strategy whereby an investor holds a (long) position in an asset and writes (sells) call options on that same asset in an effort to, potentially, generate increased income from the asset. A call option is out-of-the-money if the stock price is below its strike price and a put option is out-of-the-money if the stock price is above its strike price. The spread to strike price is the difference between the current price of the security and the strike price. Strike price is the price at which a specific options contract can be exercised. Premium realized through the sale of options is not distributable as quarterly income. The CBOE S&P 500
BuyWrite Index (BXM) tracks the performance of a hypothetical at-the-money buy-write strategy on the S&P 500. Data is available on the index going back to June 30, 1986. One cannot invest directly in an index.
A Message to Our Shareholders (Unaudited) 1
Performance Chart and Analysis (Unaudited) 3
Schedule of Investments 4
Schedule of Call and Put Options Written 7
Notes to Schedules of Investments and Call and Put Options Written 8
Statement of Assets and Liabilities 10
Statement of Operations 11
Statements of Changes in Net Assets 12
Financial Highlights 13
Notes to Financial Statements 15
Report of Independent Registered Public Accounting Firm 22
Additional Information (Unaudited) 23

MAI Managed Volatility Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
August 31, 2022
Dear Shareholder,
The MAI Managed Volatility Fund (the "Fund") seeks to achieve income and long-term capital appreciation; however, we differ from a traditional long equity fund in our lower equity exposure and use of an option overlay strategy in which we sell covered calls and cash secured puts. Premiums received from writing options provide a potential source of return to the Fund that is not dependent on growth in the general economy.
For the fiscal year ending August 31, 2022, the Fund's Institutional Class (MAIPX) returned -1.49%
and the Investor Class (DIVPX) returned -1.75%. Over the same period, the S&P 500® Index (the
"S&P 500") returned -11.23%. During the fiscal year, the CBOE Volatility Index (“VIX”)
1
, a measure
of market risk, started the fiscal year at 16.19, spiked to a high of 36.45 on March 4, and closed the fiscal year at 25.87. Throughout the year, we actively managed the Fund’s options portfolio, closing out positions when the remaining return potential was low, and maintained a shorter than average duration which enabled us to be nimble during changes in volatility. The Fund’s limited equity allocation combined with positive contributions from option premium, dividends and interest contributed to the
Fund’s outperformance of the market.
Volatility rose during 2022Q1 and remained relatively higher for the fiscal year due in part to the
Russian/Ukrainian conflict, its related economic issues, and the Fed’s actions to handle a higher inflation rate that has remained around 8% for the past six months. The Federal Funds Effective Rate began 2022 near 0.1% and ended near 2.3%. In addition, the Gross Domestic Product (GDP) reports through the first two quarters of 2022 showed a shrinking economy, though the National Bureau of
Economic Research (NBER) has not recognized these periods as recessionary. The market responded, entering a bear market by mid-June after falling more than 20% from the high in early January. But as usual, we did experience several bear market rallies along the way.
Market commentators have noted the challenging negative performance of the traditional balanced
“60/40” portfolio. Using the S&P 500 to represent the 60% equity allocation and the Bloomberg US
Aggregate Bond Index (“Agg”)
2
to represent the balance in fixed income, the combined performance in the past year was -11.34%. Interestingly enough, both the equity and fixed-income markets had similar performance over the fiscal year as the S&P 500 and Agg each dropped more than 11%.
MAIPX and DIVPX were down 1.49% and 1.75% respectively during the same time period. The speed, intensity, and future expectations of interest rate increases by the Fed (continued with a 0.75%
increase in September 2022) have contributed to negative views on both equities and fixed income.
The end of the low interest rate environment has enabled the Fund to resume generating a return on the portion of the portfolio set aside as collateral for option writing. While money-market rates are still limited, we have been able to resume investing in U.S. government securities across a range of short-term maturities.

MAI Managed Volatility Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
August 31, 2022
Rising interest rates, while negatively impacting bond investors, have been a welcomed source of potential incremental returns for the Fund.
With our focus on managing volatility we believe that we can be an important contributor to diversified portfolios.
We thank you for your support.
Sincerely,
Past performance is no guarantee of future results. Indexes are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly.

The CBOE S&P 500® BuyWrite Index (“BXM”) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500® Index. The BXM is a passive total return index based on (i) buying an S&P 500 stock index portfolio, and (ii) writing (or selling) the near-term S&P
500® Index “covered” call option, generally on the third Friday of each month.

The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes
Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs),
ABS and CMBS (agency and non-agency).
Seth E. Shalov Kurt D. Nye Richard J. Buoncore

MAI Managed Volatility Fund
PERFORMANCE CHART AND ANALYSIS (Unaudited)
August 31, 2022
The following chart reflects the change in the value of a hypothetical $50,000 investment in the Institutional Class, including reinvested dividends and distributions, in the MAI Managed Volatility Fund (the “Fund”) compared with the performance of the benchmark, the S&P 500 Index (“S&P 500”), since inception. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $50,000 Investment
MAI Managed Volatility Fund - Institutional Class vs. S&P 500 Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call
(877) 414-7884. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Institutional Class and
Investor Class are 1.18% and 8.19%, respectively. However, the Fund’s adviser has contractually agreed to waive its fee and/
or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
(excluding all taxes, interest, acquired fund fees and expenses, dividends on short sales, brokerage costs, and extraordinary expenses) to 0.99% and 1.24%, for the Institutional Class and Investor Class, respectively, through January 1, 2024 (the
“Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The total operating expenses after fee waiver and/or expense reimbursements, per the fund’s prospectus are, 1.09% and 1.34% for the Institutional Class and Investor Class, respectively. The adviser may recoup from the Fund fees waived and expenses reimbursed by the adviser pursuant to the Expense Cap if such recoupment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current Expense
Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Years Ended August 31, 2022 One Year Five Year Ten Year
MAI Managed Volatility Fund - Institutional Class -1.49% 5.52% 5.34%
MAI Managed Volatility Fund - Investor Class -1.75% 5.26% 5.10%
S&P 500® Index -11.23% 11.82% 13.08%

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS
August 31, 2022

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 42.9%
Communication Services - 4.0%
28,660 Alphabet, Inc., Class A
(a)(b)
$ 3,101,585
34,293 AT&T, Inc. 601,499
32,172 Comcast Corp., Class A 1,164,305
7,289 Meta Platforms, Inc., Class A
(a)
1,187,597
10,041 The Walt Disney Co.
(a)
1,125,395
17,941 Verizon Communications, Inc. 750,113
8,296 Warner Bros Discovery, Inc.
(a)
109,839
8,040,333
Consumer Discretionary - 3.7%
22,360 Amazon.com, Inc.
(a)(b)
2,834,577
2,814 McDonald's Corp. 709,916
10,544 NIKE, Inc., Class B 1,122,409
10,011 The Home Depot, Inc.
(b)
2,887,373
7,554,275
Consumer Staples - 3.1%
11,233 Altria Group, Inc. 506,833
5,660 Anheuser-Busch InBev SA/NV, ADR 273,718
1,270 Costco Wholesale Corp. 663,067
5,376 Diageo PLC, ADR 948,273
15,152 Mondelez International, Inc., Class A 937,303
9,224 PepsiCo., Inc.
(b)
1,589,018
4,882 The Procter & Gamble Co. 673,423
5,755 Walmart, Inc. 762,825
6,354,460
Energy - 2.0%
4,159 Chevron Corp. 657,372
4,761 EOG Resources, Inc. 577,509
7,329 Exxon Mobil Corp. 700,579
48,133 Kinder Morgan, Inc. 881,797
5,807 Marathon Petroleum Corp. 585,055
3,323 Occidental Petroleum Corp. 235,933
8,894 Schlumberger NV 339,306
3,977,551
Financials - 4.8%
52,675 Bank of America Corp.
(b)
1,770,407
4,184 Berkshire Hathaway, Inc., Class B
(a)
1,174,867
7,060 Chubb, Ltd. 1,334,693
11,965 Citigroup, Inc. 584,012
12,857 JPMorgan Chase & Co. 1,462,227
14,790 MetLife, Inc. 951,441
12,732 The Charles Schwab Corp. 903,335
13,795 U.S. Bancorp 629,190
19,495 Wells Fargo & Co. 852,126
9,662,298
Health Care - 6.9%
15,837 Abbott Laboratories
(b)
1,625,668
9,442 AbbVie, Inc. 1,269,571
7,031 Amgen, Inc. 1,689,549
11,136 Bristol-Myers Squibb Co. 750,678
9,531 CVS Health Corp. 935,468
9,690 Johnson & Johnson
(b)
1,563,385
10,745 Medtronic PLC 944,700
6,765 Merck & Co., Inc. 577,460
676 Organon & Co. 19,286
20,839 Pfizer, Inc. 942,548
6,703 UnitedHealth Group, Inc.
(b)
3,481,069

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS
August 31, 2022

See Notes to Financial Statements.
Shares Security Description Value
Health Care - 6.9% (continued)
2,585 Viatris, Inc. $ 24,687
13,824,069
Industrials - 3.3%
5,392 Carrier Global Corp. 210,935
9,007 Honeywell International, Inc. 1,705,476
2,696 Otis Worldwide Corp. 194,705
14,637 Raytheon Technologies Corp. 1,313,671
3,529 The Boeing Co.
(a)
565,522
4,919 Union Pacific Corp. 1,104,365
7,679 United Parcel Service, Inc., Class B 1,493,642
6,588,316
Information Technology - 12.2%
12,466 Advanced Micro Devices, Inc.
(a)
1,057,989
40,860 Apple, Inc.
(b)
6,424,009
2,387 Broadcom, Inc. 1,191,376
27,517 Cisco Systems, Inc. 1,230,560
4,805 Fortinet, Inc.
(a)
233,955
15,389 Intel Corp. 491,217
2,669 Intuit, Inc. 1,152,421
19,736 Microsoft Corp.
(b)
5,160,372
1,924 NVIDIA Corp. 290,409
24,562 Oracle Corp. 1,821,272
12,656 QUALCOMM, Inc. 1,674,009
2,444 ServiceNow, Inc.
(a)
1,062,211
14,260 Visa, Inc., Class A
(b)
2,833,605
24,623,405
Materials - 0.3%
2,318 Air Products and Chemicals, Inc. 585,179
Real Estate - 1.0%
4,439 American Tower Corp. REIT 1,127,728
25,155 Weyerhaeuser Co. REIT 859,295
1,987,023
Utilities - 1.6%
37,380 NextEra Energy, Inc.
(b)
3,179,543
Total Common Stock (Cost $53,373,844) 86,376,452
Principal Security Description Rate Maturity Value
U.S. Government & Agency Obligations - 37.1%
U.S. Treasury Securities - 37.1% (b)
$ 25,000,000 U.S. Treasury Note/Bond 0.13% 12/31/22 24,761,251
7,500,000 U.S. Treasury Note/Bond 0.13  01/31/23 7,405,815
7,500,000 U.S. Treasury Note/Bond 0.13  02/28/23 7,385,044
7,500,000 U.S. Treasury Note/Bond 0.13  03/31/23 7,366,323
2,500,000 U.S. Treasury Note/Bond 0.13  04/30/23 2,447,638
7,500,000 U.S. Treasury Note/Bond 0.13  06/30/23 7,297,856
500,000 U.S. Treasury Note/Bond 2.75  08/31/23 496,333
2,500,000 U.S. Treasury Note/Bond 0.13  09/15/23 2,415,358
3,000,000 U.S. Treasury Note/Bond 0.75  12/31/23 2,894,531
2,000,000 U.S. Treasury Note/Bond 3.00  06/30/24 1,982,852
5,500,000 U.S. Treasury Note/Bond 2.13  09/30/24 5,355,410
5,000,000 U.S. Treasury Note/Bond 2.75  02/28/25 4,912,695
74,721,106
Total U.S. Government & Agency Obligations (Cost $75,483,879) 74,721,106

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS
August 31, 2022

See Notes to Financial Statements.
Shares Security Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
415 Occidental Petroleum Corp.
(a)
(Cost $0) $ 22.00 08/03/27 $ 20,306
Shares Security Description Value
Money Market Fund - 15.4%
30,888,756 First American Government Obligations Fund, Class X, 2.05%
(c)
(Cost $30,888,756) 30,888,756
Investments, at value - 95.4% (Cost $159,746,479) $ 192,006,620
Total Written Options - (0.7)% (Premiums Received $(2,162,702)) (1,487,970)
Other Assets & Liabilities, Net - 5.3% 10,804,549
Net Assets - 100.0% $ 201,323,199

MAI Managed Volatility Fund
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
August 31, 2022

See Notes to Financial Statements.
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (0.7)%
Call Options Written - (0.1)%
(10) CBOE S&P 500 INDEX S&P 500 $ 4,200.00 09/22 $ 3,955,000 $ (5,900)
(10) CBOE S&P 500 INDEX S&P 500 4,150.00 09/22 3,955,000 (11,660)
(10) CBOE S&P 500 INDEX S&P 500 4,275.00 09/22 3,955,000 (8,200)
(20) CBOE S&P 500 INDEX S&P 500 4,250.00 09/22 7,910,000 (21,400)
(10) CBOE S&P 500 INDEX S&P 500 4,200.00 09/22 3,955,000 (17,750)
(15) CBOE S&P 500 INDEX S&P 500 4,175.00 09/22 5,932,500 (33,600)
(15) CBOE S&P 500 INDEX S&P 500 4,110.00 09/22 5,932,500 (59,175)
(25) CBOE S&P 500 INDEX S&P 500 4,300.00 10/22 9,887,500 (42,000)
(15) CBOE S&P 500 INDEX S&P 500 4,300.00 10/22 5,932,500 (13,725)
(10) CBOE S&P 500 INDEX S&P 500 4,125.00 10/22 3,995,000 (43,300)
(5) CBOE S&P 500 INDEX S&P 500 4,225.00 10/22 1,977,500 (12,250)
Total Call Options Written (Premiums Received $(1,444,618)) (268,960)
Put Options Written - (0.6)%
(10) CBOE S&P 500 INDEX S&P 500 3,775.00 09/22 3,775,000 (25,100)
(10) CBOE S&P 500 INDEX S&P 500 3,950.00 09/22 3,950,000 (101,850)
(20) CBOE S&P 500 INDEX S&P 500 3,900.00 09/22 7,800,000 (165,860)
(10) CBOE S&P 500 INDEX S&P 500 3,800.00 09/22 3,800,000 (54,000)
(10) CBOE S&P 500 INDEX S&P 500 3,725.00 09/22 3,725,000 (38,550)
(10) CBOE S&P 500 INDEX S&P 500 3,550.00 09/22 3,550,000 (17,350)
(15) CBOE S&P 500 INDEX S&P 500 3,900.00 10/22 5,850,000 (139,725)
(30) CBOE S&P 500 INDEX S&P 500 3,875.00 10/22 11,625,000 (308,550)
(15) CBOE S&P 500 INDEX S&P 500 3,750.00 10/22 5,625,000 (101,475)
(5) CBOE S&P 500 INDEX S&P 500 3,700.00 10/22 1,850,000 (28,400)
(30) CBOE S&P 500 INDEX S&P 500 3,650.00 10/22 10,950,000 (142,500)
(10) CBOE S&P 500 INDEX S&P 500 3,700.00 10/22 3,700,000 (65,600)
(5) CBOE S&P 500 INDEX S&P 500 3,750.00 10/22 1,875,000 (30,050)
Total Put Options Written (Premiums Received $(718,084)) (1,219,010)
Total Written Options - (0.7)% (Premiums Received
$(2,162,702)) $ (1,487,970)

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN
August 31, 2022

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of August 31, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
ADR American Depositary Receipt
ETF Exchange-Traded Fund
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) All or a portion of this security is held as collateral for written options.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of August 31, 2022.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 8,040,333 $ – $ – $ 8,040,333
Consumer Discretionary 7,554,275 – – 7,554,275
Consumer Staples 6,354,460 – – 6,354,460
Energy 3,977,551 – – 3,977,551
Financials 9,662,298 – – 9,662,298
Health Care 13,824,069 – – 13,824,069
Industrials 6,588,316 – – 6,588,316
Information Technology 24,623,405 – – 24,623,405
Materials 585,179 – – 585,179
Real Estate 1,987,023 – – 1,987,023
Utilities 3,179,543 – – 3,179,543
U.S. Government & Agency Obligations – 74,721,106 – 74,721,106
Warrants 20,306 – – 20,306
Money Market Fund – 30,888,756 – 30,888,756
Investments at Value $ 86,396,758 $ 105,609,862 $ – $ 192,006,620
Total Assets $ 86,396,758 $ 105,609,862 $ – $ 192,006,620
Liabilities
Other Financial Instruments*
Written Options $ (263,970) (1,224,000) – (1,487,970)
Total Liabilities $ (263,970) $ (1,224,000) $ – $ (1,487,970)
*
Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at year end.

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN
August 31, 2022

See Notes to Financial Statements.
PORTFOLIO HOLDINGS (Unaudited)
% of Net Assets
Common Stock 42.9%
U.S. Government & Agency Obligations 37.1%
Warrants 0.0%
Money Market Fund 15.4%
Written Options (0.7)%
Other Assets & Liabilities, Net 5.3%
100.0%
PORTFOLIO HOLDINGS (Unaudited)
% of Common Stock
Communication Services 9.3%
Consumer Discretionary 8.7%
Consumer Staples 7.4%
Energy 4.6%
Financials 11.2%
Health Care 16.0%
Industrials 7.6%
Information Technology 28.5%
Materials 0.7%
Real Estate 2.3%
Utilities 3.7%
100.0%

MAI Managed Volatility Fund
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2022

See Notes to Financial Statements.
* $10,035,263 was held at Interactive Brokers LLC.
ASSETS
Investments, at value (Cost $159,746,479) $ 192,006,620
Cash 249,280
Deposits with broker* 10,035,263
Receivables:
Fund shares sold 408,476
Dividends and interest 314,175
Prepaid expenses 26,927
Total Assets
203,040,741
LIABILITIES
Call options written, at value (Premiums received $1,444,618) 268,960
Put options written, at value (Premiums received $718,084) 1,219,010
Payables:
Fund shares redeemed 29,758
Accrued Liabilities:
Investment adviser fees 119,534
Fund services fees 23,920
Other expenses 56,360
Total Liabilities
1,717,542
NET ASSETS
$ 201,323,199
COMPONENTS OF NET ASSETS
Paid-in capital $ 168,755,552
Distributable Earnings 32,567,647
NET ASSETS
$ 201,323,199
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 14,763,634
Investor Shares 31,389
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $200,882,836) $ 13.61
Investor Shares (based on net assets of $440,363) $ 14.03

MAI Managed Volatility Fund
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2022

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $800) $ 1,886,917
Interest income 448,453
Total Investment Income
2,335,370
EXPENSES
Investment adviser fees 1,432,257
Fund services fees 260,926
Transfer agent fees:
Institutional Shares 9,997
Investor Shares 2,683
Non 12b-1 shareholder servicing fees:
Institutional Shares 151,008
Investor Shares 465
Distribution fees:
Investor Shares 993
Custodian fees 16,563
Registration fees:
Institutional Shares 20,601
Investor Shares 17,565
Professional fees 50,762
Trustees' fees and expenses 8,114
Interest expense 10,532
Other expenses 77,073
Total Expenses 2,059,539
Fees waived
(157,440)
Net Expenses
1,902,099
NET INVESTMENT INCOME
433,271
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investments
1,668,095
Written options
6,671,533
Net realized gain
8,339,628
Net change in unrealized appreciation (depreciation) on:
Investments
(13,276,757)
Written options
1,172,773
Net change in unrealized appreciation (depreciation)
(12,103,984)
NET REALIZED AND UNREALIZED LOSS
(3,764,356)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (3,331,085)

MAI Managed Volatility Fund
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended August 31,
2022 2021
OPERATIONS
Net investment income $ 433,271 $ 38,092
Net realized gain 8,339,628 546,617
Net change in unrealized appreciation (depreciation) (12,103,984) 22,315,462
Increase (Decrease) in Net Assets Resulting from Operations
(3,331,085) 22,900,171
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares (51,276) (68,916)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 57,953,951 25,962,476
Investor Shares 598,773 213,299
Reinvestment of distributions:
Institutional Shares 50,919 68,529
Redemption of shares:
Institutional Shares
(29,435,545) (29,296,847)
Investor Shares
(572,637) (147,934)
Increase (Decrease) in Net Assets from Capital Share Transactions
28,595,461 (3,200,477)
Increase in Net Assets
25,213,100 19,630,778
NET ASSETS
Beginning of Year
176,110,099 156,479,321
End of Year
$ 201,323,199 $ 176,110,099
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 4,158,548 1,966,231
Investor Shares 41,446 15,393
Reinvestment of distributions:
Institutional Shares 3,864 5,507
Redemption of shares:
Institutional Shares
(2,108,599) (2,263,196)
Investor Shares
(39,778) (10,969)
Increase (Decrease) in Shares
2,055,481 (287,034)

MAI Managed Volatility Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended August 31,
2022 2021 2020 2019 2018
INSTITUTIONAL CLASS
NET ASSET VALUE, Beginning of Year
$ 13.82 $ 12.01 $ 11.90 $ 11.87 $ 11.15
INVESTMENT OPERATIONS
Net investment income (a) 0.03 0.00
(b)
0.09 0.16 0.10
Net realized and unrealized gain
(loss)
(0.24) 1.82 0.19 0.21 0.89
Total from Investment Operations
(0.21) 1.82 0.28 0.37 0.99
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.00)
(b)
(0.01) (0.11) (0.14) (0.08)
Net realized gain
– – (0.06) (0.20) (0.19)
Total Distributions to Shareholders
(0.00) (0.01) (0.17) (0.34) (0.27)
NET ASSET VALUE, End of Year
$ 13.61 $ 13.82 $ 12.01 $ 11.90 $ 11.87
TOTAL RETURN
(1.49)% 15.12% 2.42% 3.33% 9.02%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 200,883 $ 175,686 $ 156,165 $ 144,705 $ 127,214
Ratios to Average Net Assets:
Net investment income 0.23% 0.02% 0.73% 1.38% 0.85%
Net expenses 1.00% 1.03% 1.00% 0.99% 0.99%
Dividend and interest expenses 0.01% 0.04% 0.01% –% –%
Net expenses without dividend and
interest expenses 0.99% 0.99% 0.99% 0.99% 0.99%
Gross expenses (c) 1.06% 1.12% 1.12% 1.10% 1.13%
PORTFOLIO TURNOVER RATE 9% 0% 22% 1% 21%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

MAI Managed Volatility Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended August 31,
2022 2021 2020 2019 2018
INVESTOR CLASS
NET ASSET VALUE, Beginning of Year
$ 14.28 $ 12.44 $ 12.24 $ 12.11 $ 11.31
INVESTMENT OPERATIONS
Net investment income (loss) (a) (0.00)
(b)
(0.03) 0.06 0.13 0.07
Net realized and unrealized gain
(loss)
(0.25) 1.87 0.21 0.22 0.92
Total from Investment Operations
(0.25) 1.84 0.27 0.35 0.99
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – – (0.01) (0.02) –
Net realized gain
– – (0.06) (0.20) (0.19)
Total Distributions to Shareholders
– – (0.07) (0.22) (0.19)
NET ASSET VALUE, End of Year
$ 14.03 $ 14.28 $ 12.44 $ 12.24 $ 12.11
TOTAL RETURN
(1.75)% 14.79% 2.22% 2.98% 8.81%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 440 $ 425 $ 315 $ 454 $ 486
Ratios to Average Net Assets:
Net investment income (loss) (0.01)% (0.23)% 0.48% 1.12% 0.57%
Net expenses 1.25% 1.28% 1.25% 1.24% 1.24%
Dividend and interest expenses 0.01% 0.04% 0.01% –% –%
Net expenses without dividend and
interest expenses 1.24% 1.24% 1.24% 1.24% 1.24%
Gross expenses (c) 7.57% 8.12% 6.78% 5.56% 5.53%
PORTFOLIO TURNOVER RATE 9% 0% 22% 1% 21%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2022
Note 1. Organization
The MAI Managed Volatility Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”).
The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust
Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Class and
Investor Class. Institutional Class and Investor Class commenced operations on September 23, 2010, and December 2, 2010, respectively. The Fund’s investment objective is income and long-term capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial
Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services –
Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust's Board of Trustees (the "Board")
has designated the Adviser, as defined in Note 3, as the Fund's valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-
based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2022
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value (“NAV”) than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various
“inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S.
market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of August 31, 2022, for the Fund’s investments is included in the Fund’s Notes to Schedules of Investments and Call and Put Options Written.
Security Transactions, Investment Income and Realized Gain and Loss – Investment
transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method.
Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund.
The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.
The values of each individual written option outstanding as of August 31, 2022, are disclosed in the
Fund’s Schedule of Call and Put Options Written.

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2022
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least quarterly. Distributions to shareholders of net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended
(“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.
The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of August 31, 2022, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – MAI Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside
Financial Group, LLC (doing business as ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a
Apex Fund Services) (“Apex”) or their affiliates. The Trust has adopted a Rule 12b-1 plan under which the Fund pays the Distributor a fee up to 0.25% of the average daily net assets of the Investor
Class for distribution services and/or the servicing of shareholder accounts. Because the Investor
Class pays distribution fees on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor may pay any fee received under the Rule 12b-1 plan to the Adviser or other financial intermediaries that provide distribution and shareholder services with respect to Investor Class shares. In addition to paying fees under the Rule 12b-1 plan, the Fund may pay service fees to financial intermediaries for

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2022
administration, recordkeeping and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents. If the Fund pays shareholder service fees on an ongoing basis, over time these fees will increase the cost of your investment.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays
Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial
Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Through the calendar year ended December 31, 2021, each Independent
Trustee’s annual retainer was $31,000 ($41,000 for the Chairman). Effective January 1, 2022,
each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman), and the Audit
Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-
pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursements and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, acquired fund fees and expenses, dividends on short sales, brokerage costs, and extraordinary expenses ) to 0.99% and 1.24%, of the Institutional Class and Investor Class,
respectively , through January 1, 2024. The contractual waivers may be changed or eliminated at any time with consent of the Board. During the year ended August 31, 2022, fees waived were $157,440.
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/
or Expense Reimbursement of a class (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/
expenses were waived/reimbursed. As of August 31, 2022, $536,820 is subject to recapture by the
Adviser .
Note 5. Security Transactions
Investment transactions for the year ended August 31, 2022 excluding U.S. Government and Agency securities and short-term investments, were as follows:
Investment transactions in U.S. Government and Agency securities for the year ended August 31,
2022, were as follows:
Non-U.S. Government Obligations
Purchases Sales
$ – $ 2,300,800

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2022
Note 6. Summary of Derivative Activity
The Fund may invest in certain derivatives, as detailed below, to meet its investment objective.
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In some cases, the Fund could lose more than the principal amount invested by investing in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when doing so would be beneficial.
The Fund may also utilize certain derivative instruments and investment techniques for risk management or hedging purposes. There is no assurance that such risk management and hedging strategies will be successful, as such success will depend on, among other factors, the Adviser’s ability to predict the future correlation, if any, between the performance of the instruments utilized for hedging purposes and the performance of the investments being hedged.
The following provides more information on specific types of derivatives and activity in the Fund:
The use of derivative instruments by the Fund for the year ended August 31, 2022 related to the use of written call and put options. The options in which the Fund transacts are designed to generate gains and provide downside protection in falling markets. When dividends and interest income from the Fund’s portfolio are coupled with the premium generated from the option writing activity, the
Adviser believes the Fund can pursue its objective with less downside deviation than traditional equity investment strategies by, in effect, managing volatility.
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. Premiums received on purchased and written options for the year ended August 31, 2022, for any derivative type that was held during the year is as follows:
Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of
August 31, 2022 :
Realized and unrealized gains and losses on derivatives contracts during the year ended August 31,
2022 by the Fund are recorded in the following locations on the Statement of Operations:
U.S. Government Obligations
Purchases Sales
$ 42,953,570 $ 7,500,000
Written Options $ (24,999,353)
Location: Equity Risk
Liability derivatives:
Call options written $ (268,960)
Put options written (1,219,010)
Total liability derivatives $ (1,487,970)

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2022
Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at August 31, 2022 . These amounts may be collateralized by cash or financial instruments.
Note 7. Federal Income Tax
As of August 31, 2022, the cost of investments for federal income tax purposes is $159,723,359 and the components of net unrealized appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of August 31, 2022, distributable earnings (accumulated loss) on a tax basis were as follows:
Location: Equity Risk
Net realized gain (loss) on:
Investments-purchased options $ (46,321)
Written options 6,671,533
Total net realized gain (loss) $ 6,625,212
Net change in unrealized
appreciation (depreciation)
on:
Investments-purchased options $ 132,374
Written options 1,172,773
Total net change in
unrealized appreciation
(depreciation) $ 1,305,147
Gross Asset
(Liability) as
Presented in
the Statement
of Assets and
Liabilities
Financial
Instruments
(Received)
Pledged*
Cash Collateral
(Received)
Pledged* Net Amount
Liabilities:
Over-the-counter derivatives** $ (1,487,970) $ 1,487,970 $ – $ –
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the
Statement of Assets and Liabilities
** Over-the-counter derivatives may consist of written options contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Schedule of Call and Put Options Written.
Gross Unrealized Appreciation
$ 35,014,007
Gross Unrealized Depreciation
(4,218,716)
Net Unrealized Appreciation
$ 30,795,291
2022 2021
Ordinary Income $ 51,276 $ 68,916
Undistributed Ordinary Income
$ 684,245
Undistributed Long-Term Gain
1,088,111
Unrealized Appreciation
30,795,291
Total
$ 32,567,647

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2022
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to temporary book/tax differences related to wash sales, straddles, index options and equity return of capital.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Forum Funds
and the Shareholders of MAI Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MAI Managed Volatility
Fund, a series of shares of beneficial interest in Forum Funds (the “Fund”), including the schedules of investments and call and put options written, as of August 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and
are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.
As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.
Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August
31, 2022 by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds since 2009.
Philadelphia, Pennsylvania
October 25 , 2022

MAI Managed Volatility Fund
ADDITIONAL INFORMATION (Unaudited)
August 31, 2022
Investment Advisory Agreement Approval
At the September 15, 2022 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between MAI Capital
Management, LLC (the “Adviser”) and the Trust pertaining to the Fund (the “Advisory Agreement”).
In preparation for its deliberations, the Board requested and reviewed written responses from the
Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator. During its deliberations, the Board received an oral presentation from the Adviser, and was assisted by the advice of Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to those of a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year:
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the
Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser providing services to the
Fund, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representation that the firm is in stable financial condition and that the firm has the operational capability, the necessary staffing and experience, and the financial strength necessary to continue providing high-quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the
Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the
Board reviewed the performance of the Fund compared to its primary benchmark index. The Board observed that the Fund outperformed the S&P 500 Index, the primary benchmark index for the Fund, for the one-year period ended June 30, 2022, and underperformed the S&P 500 Index for the three-, five-, and 10-year periods ended June 30, 2022 and for the period since the Fund’s inception on
September 23, 2010. The Board noted the Adviser’s representation that there were limitations inherent in a direct comparison of the Fund’s performance to that of a broad-based securities market index, and that, in contrast to the index, the Fund’s unique investment strategy resulted in less net equity exposure, a more concentrated portfolio of investments, and a divergence in sector weightings. The
Board noted the Adviser’s representation that the Fund focused on large capitalization, total return-
oriented stocks and a target equity weighting of only 45% to 55% of the Fund’s total assets, which

MAI Managed Volatility Fund
ADDITIONAL INFORMATION (Unaudited)
August 31, 2022
limited the Fund’s ability to fully participate in rising stock markets, such as the market environment experienced over the past several years.
The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Strategic Insight, Inc. (“Strategic Insight”) as having characteristics potentially similar to the Fund, noting that, based on the information provided by Strategic Insight, the Fund outperformed the average of its Strategic Insight peer group (the “Peers”) for the one-, three-, five-, and 10-year periods ended June 30, 2022. The Board noted that the Adviser seeks to achieve the Fund’s investment objective of income and long-term capital appreciation in part through strong relative performance in down markets by generating option and dividend income, which is designed to mitigate loss of principal and may result in performance deviations relative to the S&P 500 Index and the Peers.
At the request of the Adviser, the Board also considered the Fund’s performance relative to the
Morningstar Options-Trading Category and the CBOE S&P 500 BuyWrite Index (“Relevant Benchmarks”),
each of which the Adviser also believed to be a relevant comparison to the Fund’s investment strategy.
The Board observed, generally, that the performance of the Fund more closely resembled that of the
Relevant Benchmarks than the performance of the S&P 500 Index or Peers and, specifically, that the
Fund (i) outperformed the Morningstar Options-Trading Category for the one-, three-, and five-year periods ended June 30, 2022, and (ii) underperformed the CBOE S&P 500 BuyWrite Index for the one-year period ended June 30, 2022, and outperformed the CBOE S&P 500 BuyWrite Index for the three- and five-year periods ended June 30, 2022.
Based on the foregoing and other applicable considerations, the Board determined that the Fund and its shareholders could benefit from the Adviser’s continued management of the Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the
Fund compared to its Peers. The Board observed that each of the actual advisory fee rate and actual total expenses for the Fund were lower than the median of the Peers. The Board noted that the Adviser had contractually agreed to waive its advisory fee and/or reimburse Fund expenses as necessary to keep the overall expense ratios for each of the Fund’s share classes at levels that the Adviser believes are advantageous to asset accumulation. Based on the foregoing and other applicable considerations, the Board concluded that the Adviser’s advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of costs and profitability of its mutual fund operations. The Board noted the Adviser’s representation that it did not maintain separately identifiable profit and loss information for the Fund. Based on other applicable considerations, however, including financial statements from the Adviser indicating its profitability and expenses from overall operations and the Adviser’s representation that the Fund required significantly more attention and resources than the other accounts managed by the Adviser, the Board concluded that the Adviser’s costs of services and profits attributable to management of the Fund were reasonable.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, and net expense ratio, giving effect to the contractual expense cap. The Board also considered the Adviser’s representation that the Fund could potentially benefit from economies of scale if its assets were to increase but that, in light of the Fund’s

MAI Managed Volatility Fund
ADDITIONAL INFORMATION (Unaudited)
August 31, 2022
relatively low asset level, the Adviser was not proposing breakpoints in the advisory fee at this time.
Based on the foregoing and other applicable considerations, including the size of the Fund, the Board concluded that any existing economies of scale were addressed in the Fund’s expense cap structure and that the information presented was consistent with the renewal of the Advisory Agreement at current fee levels.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the
Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (877) 414-7884 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June
30 is available, without charge and upon request, by calling (877) 414-7884 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund , you incur ongoing costs, including management fees, distribution (12b-
1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2022 through August 31, 2022.
Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.

MAI Managed Volatility Fund
ADDITIONAL INFORMATION (Unaudited)
August 31, 2022
Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 100.00% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 100.00% for the qualified dividend rate (QDI) as defined in
Section 1(h)(11) of the Code. The Fund also designates 100.00% as qualified interest income exempt from U.S. tax for foreign shareholders (QII).
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. The Fund’s Statement of Additional
Information includes additional information about the Trustees and is available, without charge and upon request, by calling (877) 414-7884.
Beginning
Account Value
March 1, 2022
Ending
Account Value
August 31, 2022
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Institutional Shares
Actual $ 1,000.00 $ 974.49 $ 4.93 0.99%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.21 $ 5.04 0.99%
Investor Shares
Actual $ 1,000.00 $ 972.95 $ 6.17 1.24%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.95 $ 6.31 1.24%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

MAI Managed Volatility Fund
ADDITIONAL INFORMATION (Unaudited)
August 31, 2022
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex
Fund Services and her role as President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings
LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in
Fund Complex
Overseen By
Trustee
Other
Directorships
Held By
Trustee
During Past
Five Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since
2011 and
Chairman
since 2018
Director, Blue Sky Experience
(a charitable endeavor) since
2008; Senior Vice President
& General Counsel, American
Century Companies (an
investment management firm)
1998-2008.
1 Trustee, Forum
Funds II and
U.S. Global In-
vestors Funds
Mark D. Moyer
Born: 1959
Trustee;
Chairman
of the Audit
Committee
Since 2018 Chief Financial Officer,
Freedom House (a NGO
advocating political freedom
and democracy) 2017-2021;
independent consultant
providing interim CFO services,
principally to non-profit
organizations, 2011-2017.
1 Trustee, Forum
Funds II and
U.S. Global In-
vestors Funds
Jennifer Brown-
Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global
Advisors (a registered
investment adviser), 1996-
2010.
1 Trustee, Forum
Funds II and
U.S. Global In-
vestors Funds
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2018 Director, Apex Fund Services
since 2019; Senior Vice
President, Atlantic Fund
Services 2008-2019.
1 Trustee, Forum
Funds II and
U.S. Global In-
vestors Funds

MAI Managed Volatility Fund
ADDITIONAL INFORMATION (Unaudited)
August 31, 2022
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal
Executive Officer
Since 2015 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal
Financial Officer
Since 2008 Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services
2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary
and Anti-Money Laundering
Compliance Officer
Since 2014 Senior Counsel, Apex Fund Services
since 2019; Counsel, Atlantic Fund
Services 2014-2019.
Michael J. McKeen
Born: 1971
Vice President Since 2009 Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services
2008-2019.
Timothy Bowden
Born: 1969
Vice President Since 2009 Manager, Apex Fund Services since
2019; Manager, Atlantic Fund
Services 2008-2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since
2019; Manager, Atlantic Fund
Services 2013-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer
and Vice President
Chief Compliance
Officer 2008-2016 and
2021-current; Vice
President since 2008
Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services
2008-2019.

MAI Managed Volatility Fund
Investor Class
(DIVPX)
Institutional Class
(MAIPX)
INVESTMENT ADVISER
MAI Capital Management, LLC
6050 Oak Tree Blvd, Suite 500
Cleveland, OH 44131
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general information of
the shareholders of the Fund. It is not authorized for
distribution to prospective investors unless preceded
or accompanied by an effective prospectus, which
includes information regarding the Fund’s risks,
objectives, fees and expenses, experience of its
management and other information.
244-ANR-0822

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)

There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)

There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)

Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that no member of the Audit Committee is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $15,000 in 2021 and $15,000 in 2022.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2021 and $0 in 2022.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,000 in 2021 and $3,000  in 2022. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2021 and $0 in 2022.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2021 and $0 in 2022. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith)

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	November, 1 /2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	November 1, 2022

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	November 1, 2022